Assets Held For Sale (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Assets Held For Sale [Abstract]
Summary of Assets Classified as Held for Sale	Assets classified as held for sale includes:
	As at March 31
Particulars	2017	2018
Property, plant and equipment	302	1,220
Total	302	1,220